Investment Objectives and Goals - Oakmark U.S. Concentrated ETF	Jun. 25, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Oakmark U.S. Concentrated ETF
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Oakmark U.S. Concentrated ETF seeks long-term capital appreciation.